Stock-Based Compensation (Schedule of Warrants Outstanding and Exercisable) (Details) - Warrant [Member]	12 Months Ended
Mar. 31, 2015 $ / shares shares
Number Outstanding | shares	5,475,806
Number Exercisable | shares	5,278,516
$ 2.28 - 2.40 [Member]
Exercise Price, minimum	$ 2.28
Exercise Price, maximum	$ 2.40
Number Outstanding | shares	198,965
Weighted-Average Remaining Contractual Life (Years)	3 years 3 months 18 days
Weighted-Average Exercise Price	$ 2.40
Number Exercisable | shares	198,965
Weighted-Average Exercise Price	$ 2.40
$2.52 - 4.44 [Member]
Exercise Price, minimum	2.52
Exercise Price, maximum	$ 4.44
Number Outstanding | shares	1,729,315
Weighted-Average Remaining Contractual Life (Years)	3 years 6 months
Weighted-Average Exercise Price	$ 4.44
Number Exercisable | shares	1,729,315
Weighted-Average Exercise Price	$ 4.44
$4.56 - 8.28 [Member]
Exercise Price, minimum	4.56
Exercise Price, maximum	$ 8.28
Number Outstanding | shares	1,734,819
Weighted-Average Remaining Contractual Life (Years)	3 years
Weighted-Average Exercise Price	$ 7.20
Number Exercisable | shares	1,537,529
Weighted-Average Exercise Price	$ 7.20
$8.40 - 11.04 [Member]
Exercise Price, minimum	8.40
Exercise Price, maximum	$ 11.04
Number Outstanding | shares	1,785,964
Weighted-Average Remaining Contractual Life (Years)	8 months 12 days
Weighted-Average Exercise Price	$ 9.24
Number Exercisable | shares	1,785,964
Weighted-Average Exercise Price	$ 9.24
$11.16 - 129.60 [Member]
Exercise Price, minimum	11.16
Exercise Price, maximum	$ 129.60
Number Outstanding | shares	26,743
Weighted-Average Remaining Contractual Life (Years)	2 years 2 months 12 days
Weighted-Average Exercise Price	$ 85.92
Number Exercisable | shares	26,743
Weighted-Average Exercise Price	$ 85.92